Pension Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
Schedule of actuarial hypothesis assumptions
	Post-employment plans	Post-employment plans
	2022	2021

Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Schedule of post-employment benefits
	As of December 31,
	2022	2021
	MCh$	MCh$
Plan assets	6,819	7,200
Commitments for defined-benefit plans
For active personnel	(6,277)	(6,677)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	542	523

Schedule of cash flow for post-employment benefits
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
a) Fair value of plan assets
Opening balance	7,127	8,224	7,195
Expected yield of insurance contracts	211	640	385
Employer contributions	337	995	870
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(856)	(2,659)	(226)
Fair value of plan assets at year end	6,819	7,200	8,224
b) Present value of obligations
Present value of obligations opening balance	(6,633)	(7,551)	(6,525)
Net incorporation of Group companies	-	-	-
Service cost	356	873	(1,026)
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	-	-
Present value of obligations at year end	(6,277)	(6,678)	(7,551)
Net balance at year end	542	523	673

Schedule of plan expected profit
	As of December 31,
	2022	2021	2020

Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually

Schedule of plan associated expenses
	For the years ended December 31,
	2022	2020	2019
	MCh$	MCh$	MCh$

Current period service expenses	356	(873)	1,026
Interest cost	-	-	-
Expected yield from plan’s assets	211	(640)	(385)
Expected yield of insurance contracts linked to the Plan:	-		-
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	567	(1,513)	641